16. PROFIT APPROPRIATION (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit Appropriation
Appropriations for the general reserve funds and statutory surplus fund	¥ 25,733	¥ 4,458	¥ 15,252